Company's Defined Benefit Plans Assets Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	$ 566,768	$ 564,651
Investment Contracts
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets		3,961
Level 1
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	57,485	61,058
Level 2
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	509,283	499,632
Level 3
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets		3,961
Level 3 | Investment Contracts
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets		3,961
Cash and Cash Equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	2,079	8,345
Cash and Cash Equivalents | Level 1
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	2,079	8,345
Common Collective Trust Funds | Cash Equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	8,178	4,119
Common Collective Trust Funds | Domestic Equities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	189,872	205,947
Common Collective Trust Funds | International Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	28,529	25,865
Common Collective Trust Funds | Level 2 | Cash Equivalents
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	8,178	4,119
Common Collective Trust Funds | Level 2 | Domestic Equities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	189,872	205,947
Common Collective Trust Funds | Level 2 | International Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	28,529	25,865
Mutual Funds | Domestic Equities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	24,060	23,926
Mutual Funds | International Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	31,346	28,787
Mutual Funds | Level 1 | Domestic Equities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	24,060	23,926
Mutual Funds | Level 1 | International Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	31,346	28,787
Debt Securities | Domestic Corporate Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	137,457	114,489
Debt Securities | Foreign Corporate Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	20,341	18,002
Debt Securities | US Government Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	112,681	120,698
Debt Securities | US Government Agencies Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	9,343	8,568
Debt Securities | Other Debt Obligations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	2,882	1,944
Debt Securities | Level 2 | Domestic Corporate Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	137,457	114,489
Debt Securities | Level 2 | Foreign Corporate Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	20,341	18,002
Debt Securities | Level 2 | US Government Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	112,681	120,698
Debt Securities | Level 2 | US Government Agencies Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	9,343	8,568
Debt Securities | Level 2 | Other Debt Obligations
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	$ 2,882	$ 1,944